Blue Chip Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.06%
Communication Services - 13.47%
Alphabet, Inc., Class A* 2,810 $ 7,815,593
Alphabet, Inc., Class C* 2,819 7,873,439
Comcast Corp., Class A 199,400 9,335,908
Meta Platforms, Inc.,
Class A* 43,800 9,739,368
Verizon Communications,
Inc. 180,889 9,214,486
Walt Disney Co. (The)* 68,650 9,416,034
53,394,828
Consumer Discretionary - 10.88%
Amazon.com, Inc.* 4,520 14,734,974
Home Depot, Inc. (The) 30,850 9,234,330
McDonald's Corp. 38,150 9,433,732
Tesla, Inc.* 9,000 9,698,400
43,101,436
Consumer Staples - 11.18%
Coca-Cola Co. (The) 159,464 9,886,768
PepsiCo, Inc. 56,625 9,477,893
Procter & Gamble Co.
(The) 98,806 15,097,557
Walmart, Inc. 66,219 9,861,333
44,323,551
Energy - 5.69%
Chevron Corp. 80,245 13,066,294
Exxon Mobil Corp. 114,587 9,463,740
22,530,034
Financials - 10.39%
Bank of America Corp. 221,208 9,118,194
Berkshire Hathaway, Inc.,
Class B* 27,500 9,705,025
JPMorgan Chase & Co. 96,395 13,140,566
Wells Fargo & Co. 189,769 9,196,206
41,159,991
Health Care - 12.44%
Eli Lilly & Co. 35,750 10,237,728
Johnson & Johnson 56,162 9,953,591
Merck & Co., Inc. 121,885 10,000,664
Pfizer, Inc. 181,374 9,389,732
UnitedHealth Group, Inc. 19,050 9,714,928
49,296,643
Industry Company Shares Value
Industrials - 6.41%
Raytheon Technologies
Corp. 97,960 $ 9,704,897
United Parcel Service, Inc.,
Class B 73,163 15,690,537
25,395,434
Information Technology - 29.60%
Apple, Inc. 90,650 15,828,397
Broadcom, Inc. 15,200 9,571,136
Cisco Systems, Inc. 169,708 9,462,918
Intel Corp. 193,793 9,604,381
Kyndryl Holdings, Inc.* 14,453 189,623
Mastercard, Inc., Class A 26,650 9,524,177
Microsoft Corp. 48,595 14,982,324
NVIDIA Corp. 36,350 9,918,461
Oracle Corp. 114,063 9,436,432
QUALCOMM, Inc. 88,450 13,516,929
Visa, Inc., Class A 68,850 15,268,865
117,303,643
TOTAL COMMON STOCKS - 100.06% 396,505,560
(Cost $167,692,692)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 0.12% 410
410
TOTAL MONEY MARKET FUND - 0.00% 410
(Cost $410)
TOTAL INVESTMENTS
-
100.06%
$ 396,505,970
(Cost $167,693,102)
Liabilities in Excess of Other Assets - (0.06%) (227,354)
NET ASSETS - 100.00% $ 396,278,616
* Non-income producing security.
^ Rate disclosed as of March 31, 2022.

Blue Chip Fund
Schedule of Investments (Unaudited)
(continued)
2
Quarterly Report | March 31, 2022 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 396,505,560 $ – $ – $ 396,505,560
Money Market
Fund – 410 – 410
TOTAL
$396,505,560 $410 $– $396,505,970
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.